UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.2%
Alabama - 0.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,156,780
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,377,080
Southeast Alabama Gas Supply District, Project #1, Series A	4.000%	4/1/24	4,250,000	4,444,140	(a)(b)

Total Alabama				10,978,000

Arizona - 1.9%
Arizona State IDA:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	700,000	774,956
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	940,355
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	2,585,000	3,045,234	(c)
Chandler, AZ, Industrial Development Authority, Intel Corp. Project	2.700%	8/14/23	8,000,000	8,030,960	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,698,826	(e)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,572,200
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,248,994	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,899,205	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,766,949	(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,670,240
Salt Verde, AZ, Financial Corp., Senior Gas Revenue	5.000%	12/1/32	3,665,000	4,253,086

Total Arizona				41,901,005

California - 18.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,341,550
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,644,906
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,422,828
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,254,011
Series A, Refunding	5.000%	5/1/29	1,255,000	1,425,981
Series A, Refunding	5.000%	5/1/30	1,700,000	1,920,677
Series A, Refunding	5.000%	5/1/31	1,850,000	2,084,229

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, (SIFMA Municipal
Swap Index Yield + 0.900%)	2.530%	5/1/23	$37,000,000	$37,408,110	(a)(b)
San Francisco Bay Area, (SIFMA Municipal
Swap Index Yield + 1.100%)	2.730%	4/1/24	8,000,000	8,173,520	(a)(b)
California Health Facilities Financing Authority Revenue:
Stanford Hospital, Series A, Refunding	5.000%	11/15/25	20,000,000	21,245,200	(f)
Stanford Hospital, Series B, Refunding	5.000%	11/15/25	7,465,000	7,929,771	(f)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,250,000	1,452,663
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,857,460
California State Municipal Finance Authority, Lease Revenue:
Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,404,430
Senior Lien, LINXS APM Project	5.000%	12/31/34	4,550,000	5,081,576	(d)
California State Pollution Control Financing Authority, Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	8,190,000	8,721,121	(d)(e)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,361,040
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,780,790
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,607,298
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	11,588,700
Series A, Refunding	5.000%	7/1/20	20,000,000	20,348,600	(f)
Various Purpose, Refunding	5.000%	9/1/35	3,500,000	4,032,700
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,899,866
California Statewide Communities Development Authority:
John Muir Health	5.000%	7/1/29	6,660,000	6,772,754	(f)
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,845,000	9,316,704	(e)
Golden State Tobacco Securitization Corp., CA:
Series A-1, Refunding	5.000%	6/1/33	5,000,000	5,458,450
Series A-1, Refunding	5.000%	6/1/34	7,000,000	7,607,180
Series A-1, Refunding	5.000%	6/1/35	3,000,000	3,245,490
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,467,025
Los Angeles Department of Water & Power Revenue, Power System:
Series B, Refunding	5.000%	7/1/38	5,525,000	6,334,854

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series C	5.000%	7/1/36	$6,450,000	$7,500,253
Series C	5.000%	7/1/37	3,000,000	3,476,220
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,124,240	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,122,140	(d)
Subordinated, Series C	5.000%	5/15/37	4,925,000	5,596,327	(d)
Subordinated, Series C	5.000%	5/15/38	2,500,000	2,830,475	(d)
Metropolitan Water District of Southern California, Water Revenue:
Series B, Refunding	5.000%	1/1/37	1,785,000	2,113,690
Series B, Refunding	5.000%	1/1/38	3,015,000	3,556,373
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,525,600
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,226,856	(e)
M-S-R Energy Authority, CA, Gas Revenue:
Series A	6.125%	11/1/29	1,900,000	2,320,926
Series B	6.125%	11/1/29	18,000,000	22,014,180
Northern California Power Agency Revenue:
Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,096,480
Lodi Energy Center, Series A	5.000%	6/1/25	15,805,000	16,553,841	(f)
Northern California Power Agency, Hydroelectric Project Number 1 Revenue, Series A	5.000%	7/1/21	1,575,000	1,600,877
Palomar, CA, Pomerado Health Care District, COP, Certificates of Participation	6.625%	11/1/29	10,000,000	10,405,400	(f)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.000%	9/1/27	705,000	732,037
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,855,908
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,700,000	5,412,614	(f)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	7,896,253
Series A, Refunding	5.000%	8/1/35	3,115,000	3,690,029
Series A, Refunding	5.000%	8/1/36	1,000,000	1,179,080

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project, Refunding	5.000%	7/1/19	$900,000	$915,507
Procter & Gamble Project, Refunding	5.250%	7/1/20	1,250,000	1,318,250
Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,088,910
San Bernardino County, CA, COP:
Arrowhead Project, Series A, Refunding	5.500%	8/1/21	11,855,000	12,103,007
Arrowhead Project, Series A, Refunding	5.000%	8/1/22	8,755,000	8,913,641
Arrowhead Project, Series A, Refunding	5.125%	8/1/24	10,000,000	10,188,900
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series B	4.900%	5/1/29	40,780,000	41,867,603
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,292,260
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,716,116
Series 2018	5.000%	8/1/43	2,000,000	2,318,160
University of California, General Revenue, Series AY, Refunding	5.000%	5/15/37	4,500,000	5,201,055

Total California				421,942,692

Colorado - 3.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	500,220
Colorado State Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc., Series A	5.250%	1/1/25	6,000,000	6,191,640
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	6,735,000	6,950,116
Sisters of Charity Leavenworth Health System Inc., Series B	5.000%	1/1/30	13,500,000	13,884,615
Denver, CO, City & County. Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	5,051,904	(d)
E-470 Public Highway Authority Revenue, CO:
Series C	5.250%	9/1/25	7,105,000	7,436,164
Series C	5.375%	9/1/26	3,000,000	3,142,890
Public Authority for Colorado Energy:
Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	15,834,487
Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,872,240

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Regional Transportation District, CO, COP:
Series A	5.000%	6/1/25	$9,135,000	$9,531,185	(f)
Series A, Unrefunded	5.000%	6/1/25	865,000	899,072

Total Colorado				79,294,533

Connecticut - 1.0%
Connecticut State Health & Educational Facilities Authority Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,280,272
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,188,040
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	5,000,000	5,533,750
Connecticut State, GO, Series E	5.000%	10/15/34	2,900,000	3,175,355
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,000,285
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,374,760
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,598,024
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,211,663

Total Connecticut				22,362,149

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue	5.000%	6/1/43	4,420,000	4,756,097

District of Columbia - 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	296,928
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	512,515
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	502,405
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,345,076
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,417,800

Total District of Columbia				11,074,724

Florida - 6.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,964,393	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,663,380	(d)
Series O, Refunding	5.000%	10/1/24	3,000,000	3,067,890
Series O, Refunding	5.375%	10/1/29	12,000,000	12,309,120
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,601,200

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A, Refunding	5.000%	7/1/28	$5,500,000	$6,294,695
Series A, Refunding	5.000%	7/1/30	5,000,000	5,677,650
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,415,200
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,128,990
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	2,017,449
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,767,376	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project, Series A	6.000%	6/15/35	1,900,000	1,972,903	(e)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,263,380
Series A, Refunding	5.000%	10/1/27	3,000,000	3,379,380
Series A, Refunding	5.000%	10/1/28	1,000,000	1,119,960
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,223,575
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,637,207	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,236,320	(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	385,000	406,190	(f)
Miami International Airport, Unrefunded	5.000%	10/1/29	4,615,000	4,818,614
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,430,830
Series B, Refunding	5.000%	7/1/25	3,730,000	4,259,436
Series B, Refunding	5.000%	7/1/26	1,700,000	1,929,058
Series B, Refunding	5.000%	7/1/27	2,350,000	2,660,177
Series B, Refunding	5.000%	7/1/28	1,000,000	1,129,240
Series B, Refunding	5.000%	7/1/30	2,500,000	2,805,350
Series B, Refunding	5.000%	7/1/31	2,750,000	3,075,435
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,143,736
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	708,025
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,120,605
Orange County, FL, Health Facilities Authority Revenue:
Hospital, Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,108,860
Hospital, Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,271,807

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Hospital, Orlando Health Inc.	5.125%	10/1/26	$4,050,000	$4,145,378
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,031,605
Palm Beach County, FL, Solid Waste Authority Revenue:
Improvement BHAC	5.000%	10/1/24	980,000	1,003,647	(f)
Improvement BHAC	5.000%	10/1/25	3,350,000	3,430,836	(f)
Improvement BHAC	5.000%	10/1/27	1,155,000	1,182,870	(f)
Improvement BHAC, Unrefunded	5.000%	10/1/24	2,520,000	2,580,808	(f)
Sterling Hill, FL, Community Development
District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	358,816	*(g)

Total Florida				140,341,391

Georgia - 3.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, Series A, NATL	5.000%	12/1/19	1,770,000	1,775,381
Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,865,450
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.000%	11/1/23	5,465,000	5,655,838	(f)
Series A	6.000%	11/1/24	15,885,000	16,439,704	(f)
Dahlonega Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,629,110
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	880,995
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,716,550
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,124,380	(f)
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate	5.375%	6/15/29	630,000	640,156	(f)
USG Real Estate, Unrefunded	5.375%	6/15/29	2,370,000	2,406,166
Main Street Natural Gas Inc., Gas Supply Revenue:
Series A	5.250%	9/15/19	1,500,000	1,534,305
Series B	5.000%	3/15/21	7,110,000	7,511,431
Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.200%	12/1/23	20,650,000	20,542,413	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,208,000

Total Georgia				71,929,879

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 8.9%
Chicago, IL, Board of Education:
Dedicated	5.000%	4/1/36	$1,270,000	$1,365,225
Dedicated	5.000%	4/1/37	1,400,000	1,500,506
Special Tax	5.000%	4/1/42	1,700,000	1,802,357
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	1,914,487
Series C, Refunding	5.000%	12/1/24	2,500,000	2,629,025
Series C, Refunding	5.000%	12/1/25	1,000,000	1,053,650
Chicago, IL, GO:
Series 2002B	5.500%	1/1/30	3,975,000	4,250,666
Series 2002B	5.500%	1/1/37	720,000	757,073
Series 2003B, Refunding	5.500%	1/1/31	2,000,000	2,133,240
Series 2003B, Refunding	5.500%	1/1/32	2,000,000	2,127,800
Series 2005D, Refunding	5.500%	1/1/34	3,180,000	3,365,998
Series C, Refunding	5.000%	1/1/25	2,765,000	2,950,531
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,410,950
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,448,375
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,538,541
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,610,407
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,765,260
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,843,594
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,934,560
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,024,113
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,119,833
Chicago, IL, O’Hare International Airport Revenue:
General, Third Lien, Series B	5.000%	1/1/22	4,000,000	4,251,280	(f)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,485,885
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,225,784
Series A, Refunding	5.000%	1/1/33	2,000,000	2,185,820	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,974,795
Series B, Refunding	5.000%	1/1/34	10,505,000	11,577,140
Series C	5.000%	1/1/30	6,010,000	6,626,866	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,653,660	(d)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,778,504
Second Lien	5.000%	1/1/31	1,500,000	1,628,760
Second Lien	5.000%	1/1/32	1,000,000	1,082,470
Second Lien	5.000%	1/1/33	1,035,000	1,117,883

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series B, Refunding	5.000%	1/1/36	$4,000,000	$4,359,920
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,961,483
Second Lien Project	5.000%	11/1/31	2,000,000	2,194,380
Second Lien Project	5.000%	11/1/33	1,500,000	1,638,285
Second Lien Project	5.000%	11/1/34	1,000,000	1,089,970
Second Lien, Refunding	5.000%	11/1/29	1,000,000	1,137,430
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/28	2,000,000	2,306,440
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	631,884
Property Tax	5.000%	1/1/30	885,000	1,006,617
Illinois State Finance Authority, Memorial Health System	5.250%	4/1/29	11,000,000	11,089,760
Illinois State Finance Authority Revenue:
Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	749,511
Rush University Medical Center, Series C	6.375%	11/1/29	3,000,000	3,045,630	(f)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,516,700
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,805,680
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,431,855
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	575,596
Series A, Refunding, AGM	5.000%	4/1/28	475,000	544,160
Illinois State, GO:
Refunding	5.000%	2/1/26	9,620,000	10,299,461
Refunding	5.000%	2/1/29	2,200,000	2,334,926
Series 2016	5.000%	11/1/33	3,150,000	3,280,189
Series A	5.000%	12/1/42	4,745,000	4,882,273
Series A, Refunding	5.000%	10/1/27	12,805,000	13,770,625
Series A, Refunding	5.000%	10/1/28	4,000,000	4,299,880
Series B, Refunding	5.000%	10/1/27	3,000,000	3,226,230
Series D	5.000%	11/1/26	5,000,000	5,367,700
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Refunding	5.000%	12/15/28	2,000,000	2,171,120
McCormick Place Expansion Project, Refunding	5.000%	12/15/30	625,000	671,619

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	$1,250,000	$1,397,563
Series C, Refunding	5.000%	3/15/26	1,800,000	2,006,928

Total Illinois				202,928,853

Indiana - 1.7%
Indiana State Finance Authority Revenue, Trinity Health, Series B, Refunding	5.000%	12/1/28	5,000,000	5,276,900	(f)
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp., Refunding	6.000%	12/1/19	12,000,000	12,282,600
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,755,340
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,477,160
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,000,000	1,090,460	(d)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,471,920

Total Indiana				38,354,380

Iowa - 0.4%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	2,500,000	2,604,975
Genesis Health System	5.000%	7/1/21	3,025,000	3,163,424	(f)
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,194,120
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, AGC	5.000%	8/15/19	1,150,000	1,172,586	(h)

Total Iowa				8,135,105

Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters of Charity of Leavenworth Health System	5.250%	1/1/25	2,605,000	2,690,835	(f)
Sisters of Charity of Leavenworth Health System, Unrefunded	5.250%	1/1/25	395,000	407,616

Total Kansas				3,098,451

Kentucky - 1.3%
Kentucky Public Energy Authority Gas Supply Revenue, Series B	4.000%	1/1/25	13,750,000	14,550,388	(a)(b)
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	11,000,000	11,047,96	(a)(b)
Owensboro Medical Health System Inc., Series A	5.250%	6/1/23	1,835,000	1,920,951	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	$1,435,000	$1,682,853
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,172,720

Total Kentucky				30,374,872

Louisiana - 0.7%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,784,992
Refunding, AGM	5.000%	12/1/29	2,000,000	2,277,380
St. Charles Parish, LA, Gulf Opportunity Zone
Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,407,400	(a)

Total Louisiana				15,469,772

Maryland - 0.9%
Maryland State Economic Development Corp., EDR:
Terminal Project, Series B	5.375%	6/1/25	5,055,000	5,307,801	(f)
Transportation Facilities Project, Series A	5.125%	6/1/20	2,910,000	3,015,604	(h)
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,875,075	(f)
Maryland State Economic Development Corp., Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	687,606
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,640,576
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,791,350
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,151,350

Total Maryland				21,469,362

Massachusetts - 1.1%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	500,000	583,880
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/30	440,000	510,563
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute, Series S	5.000%	12/1/34	2,000,000	2,282,820
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,055,200
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,698,300
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,438,594
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,194,785

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	6.000%	11/15/28	$1,500,000	$1,554,165	(f)
UMass Memorial Health Care Inc., Series G	5.000%	7/1/19	1,500,000	1,521,285
UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	2,500,000	2,603,475
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,364,420

Total Massachusetts				25,807,487

Michigan - 3.3%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,134,340
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,434,470
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,810,032
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,122,710
Michigan State Building Authority Revenue, Facilities Program, Series II, AGM	5.000%	10/15/26	5,000,000	5,116,650
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	7,837,339	(e)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,225,540
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,268,180
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,729,545
Hospital, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,517,345
Local Government Loan Program, Detroit Water & Sewer Department, Series C	5.000%	7/1/33	1,500,000	1,663,695
Local Government Loan Program, Detroit Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,113,105
Local Government Loan Program, Detroit Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,095,101
Local Government Loan Program, Detroit Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	773,794

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Trinity Health Corp., Series A, Prerefunded	5.000%	12/1/27	$40,000	$42,331	(f)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,701,821
Michigan Strategic Fund Ltd. Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,330,280	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,331,943
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,818,645
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,192,313
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,103,160

Total Michigan				74,362,339

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, C-1, AGC	5.000%	2/15/30	4,000,000	4,111,120

Missouri - 0.1%
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	1,246,314	(e)

Nebraska - 0.2%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,139,810

Nevada - 0.8%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,774,600
Humboldt County, NV, PCR, Idaho Power Co. Project, Refunding	5.150%	12/1/24	13,000,000	13,255,840

Total Nevada				19,030,440

New Jersey - 6.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,105,040
Refunding, AGM	5.000%	11/1/27	1,500,000	1,649,145
Refunding, AGM	5.000%	11/1/29	1,500,000	1,634,115
Refunding, AGM	5.000%	11/1/31	1,000,000	1,083,350
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,273,360
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,577,024
Provident Group - Rowan Properties LLC,
Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,852,970
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,246,780

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Series DDD	5.000%	6/15/33	$2,450,000	$2,642,374
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,070,340
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.230%	3/1/28	20,000,000	19,742,600	(b)
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	12,573,193
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,730,207
New Jersey State EDA, Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,236,670
New Jersey State EDA, Special Facilities Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	3,060,000	3,106,359	(d)
New Jersey American Water Co., Series C, Refunding	5.100%	6/1/23	6,075,000	6,287,382	(d)
New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	7,002,247	(d)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,813,951	(d)
New Jersey State EFA Revenue, University of Medicine & Dentistry, Series B, Refunding	7.125%	12/1/23	3,000,000	3,066,180	(f)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,664,007
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,272,340
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,351,224
New Jersey State Higher Education Student Assistance Authority, Student Loan Revenue, Series A	5.375%	6/1/24	4,990,000	5,044,641
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,664,910
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,224,490
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,418,600
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,237,590
Series A, Refunding	5.000%	1/1/33	10,230,000	11,601,945
Series G, Refunding	5.000%	1/1/35	4,345,000	5,014,478

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Tobacco Settlement Financing Corp., NJ:
Series A, Refunding	5.000%	6/1/35	$3,250,000	$3,580,395
Series A, Refunding	5.000%	6/1/36	3,000,000	3,289,980

Total New Jersey				149,057,887

New Mexico - 0.9%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,198,670
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,684,960
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,905,893	(a)(b)

Total New Mexico				19,789,523

New York - 9.4%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	35,129,243	(f)
Hudson Yards Infrastructure Corp. Revenue, NY, Series A, Refunding	5.000%	2/15/35	10,000,000	11,477,600
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	6,654,006
MTA, NY, Revenue:
Series D	5.000%	11/15/25	5,000,000	5,455,250	(f)
Transportation, Series G	5.250%	11/15/22	6,000,000	6,389,580	(f)
Transportation, Series G	5.250%	11/15/24	22,995,000	24,466,220	(f)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside, Series A	5.875%	1/1/23	878,494	896,143
Amsterdam At Harborside, Series C	2.000%	1/1/49	96,193	16,353
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,505,830
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1	5.000%	7/15/29	2,500,000	2,841,975
Fiscal 2015, Series S-1	5.000%	7/15/30	4,000,000	4,525,680
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	11,690,400
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,838,362
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	5.000%	2/15/43	5,810,000	6,515,915
Transportation, Series A	5.000%	3/15/26	1,800,000	2,007,972

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	$4,500,000	$5,088,285
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,366,049
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	281,000
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,368,779
New York State Transportation Development Corp., Special Facility Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	710,000	741,183	(d)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	3,885,000	4,024,433	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	11,250,000	12,616,312	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,073,870	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	4.000%	7/1/35	13,335,000	13,505,688	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,054,960	(d)
Port Authority of New York & New Jersey Revenue:
194th Series, Refunding	5.000%	10/15/33	10,000,000	11,416,500
Consolidated, Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,641,800	(d)
Consolidated, Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,627,750	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	1,365,000	1,423,204
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,825,851
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute, Series A	5.000%	9/1/30	3,000,000	3,122,700
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,393,390

Total New York				213,982,283

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.0%
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/30	$350,000	$393,341
Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	573,290

Total North Carolina				966,631

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,667,667
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,466,588
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,164,690

Total Ohio				5,298,945

Oklahoma - 0.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living At The Ranch, Series A	6.250%	11/1/31	1,625,000	731,250	*(i)

Oregon - 1.1%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,689,214
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,273,820
Multnomah County, OR, School District #7 Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,267,880
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/20	5,000,000	5,216,450
Oregon State Health & Science University Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,313,602
Port of Portland, OR, Airport Revenue, Series 24B	5.000%	7/1/42	1,530,000	1,687,712	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,469,000
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,495,990

Total Oregon				24,413,668

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.0%
Berks County, PA, Industrial Development Authority, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	$400,000	$428,776
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	395,149
Berks County, PA, Municipal Authority
Revenue, Reading Hospital Medical Center (SIFMA Municipal Swap Index Yield + 1.500%)	3.130%	7/1/22	7,500,000	7,614,375	(a)(b)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/30	2,290,000	2,628,645
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding 5.000%		1/1/25	2,000,000	2,193,800
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,728,025
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,087,800
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,393,600
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,00	6,018,061	(f)
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center, Series E	5.000%	5/15/31	9,200,000	9,556,132
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,403,46	(f)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,327,117	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,674,982	(d)
Philadelphia, PA, School District, GO, Series A	5.000%	9/1/28	2,285,000	2,578,097
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Refunding, AGM	5.000%	6/1/31	1,380,000	1,554,418
Philadelphia School District Project, Refunding, AGM	5.000%	6/1/33	4,150,000	4,646,797

Total Pennsylvania				67,229,241

Puerto Rico - 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	4,085,000	3,768,413

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	$175,000	$175,467
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,803,600
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,233,140
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,742,135

Total Rhode Island				6,954,342

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,957,695
Refunding	5.000%	12/1/30	2,250,000	2,534,377
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,224,775	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,252,620	(d)

Total South Carolina				11,969,467

Tennessee - 4.8%
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,655,441	(d)
Series C	5.000%	7/1/21	4,795,000	5,114,347	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,653,568
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,712,610
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/19	8,260,000	8,408,845
Series A	5.250%	9/1/20	31,000,000	32,367,100
Series A	5.250%	9/1/23	15,000,000	16,594,800
Series A	5.250%	9/1/24	6,885,000	7,700,941
Series C	5.000%	2/1/24	25,000,000	27,499,000

Total Tennessee				109,706,652

Texas - 9.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	749,119
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,045,735
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	796,124

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	$3,750,000	$4,102,538
Austin, TX, Airport System Revenue	5.000%	11/15/30	2,730,000	3,044,933	(d)
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,875,400
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,848,700
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,540,175
Series A, Refunding	5.000%	12/1/35	5,000,000	5,676,650
Series A, Refunding	5.000%	12/1/36	4,250,000	4,808,025
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,169,484
Refunding	5.000%	2/1/26	2,000,000	2,087,340
Gulf Coast, TX, Industrial Development Authority Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,060,960	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	703,500
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,230,930
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,101,605	(d)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	1,500,000	1,700,535	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,059,426	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,591,280	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,974,640
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,123,208
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,677,800
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,672,350
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	545,000	546,439
Love Field Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,413,900	(d)
Love Field Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,886,554	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Southwest Airlines Co. Project	5.000%	11/1/21	$8,780,000	$9,450,177	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,425,280	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	279,953
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,836,975
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	851,004
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	487,336
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	565,300
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,469,534
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,266,722
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,419,280
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,042,710	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,940,531	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,011,035	(d)
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,146,260
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/41	5,200,000	5,892,068
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,989,960
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	2,072,026
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien	6.250%	12/15/26	24,885,000	28,458,984
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/19	5,000,000	5,134,200
Series 2012	5.000%	12/15/20	5,750,000	6,054,462
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	13,010,000	14,911,151

Total Texas				223,192,298

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	$3,560,000	$3,603,503
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	750,000	753,488
Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,650,000	4,708,451
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,420,000	1,437,352

Total U.S. Virgin Islands				10,502,794

Utah - 0.2%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,389,340	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,417,471

Total Utah				4,806,811

Virginia - 1.1%
Pittsylvania County, VA, GO, Series B	5.600%	2/1/25	30,000	30,093	(f)
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,639,995
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,893,514	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,115,992	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,144,894	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,505,626	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,001,599	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,849,345	(d)

Total Virginia				24,181,058

Washington - 2.0%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,777,450
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	9,893,830
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,587,500
Port of Seattle, WA Revenue:
Series A	5.000%	5/1/36	4,000,000	4,494,520	(d)
Series B, Refunding	5.000%	9/1/24	2,300,000	2,462,426	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Health Care Facilities Authority:
Central Washington Health Services Association	6.750%	7/1/29	$7,080,000	$7,250,699	(f)
Multicare Health System, Series B, AGC	5.750%	8/15/29	3,000,000	3,071,730	(f)

Total Washington				44,538,155

West Virginia - 0.8%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,465,485	(a)(b)(d)
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities, Series A	5.000%	4/1/26	6,440,000	6,694,766	(f)
West Virginia State Hospital Finance Authority Revenue, United Health Systems, Series C	5.250%	6/1/29	5,785,000	5,867,205	(f)

Total West Virginia				19,027,456

Wisconsin - 1.9%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,806,356
Series A, Refunding	5.000%	11/1/32	2,000,000	2,229,320
Series A, Refunding	5.000%	11/1/33	2,000,000	2,225,900
Series A, Refunding	5.000%	11/1/34	2,000,000	2,222,500
Milwaukee County, WI, Airport Revenue:
Series B, Refunding	4.000%	12/1/21	1,700,000	1,727,574	(d)
Series B, Refunding	5.000%	12/1/22	1,345,000	1,374,590	(d)
Series B, Refunding	5.000%	12/1/23	1,000,000	1,021,630	(d)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	7,799,400
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,107,384	(e)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,502,700	(e)
Denver International Airport Great Hall Project	5.000%	9/30/37	2,410,000	2,638,275	(d)
Wisconsin State General Fund Annual Appropriation Revenue, Series A, Unrefunded	5.375%	5/1/25	9,055,000	9,161,758
Wisconsin State Health & Educational Facilities Authority Revenue, Children’s Hospital, Series B	5.500%	8/15/29	5,950,000	6,192,820	(f)

Total Wisconsin				44,010,207

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.6%
Sweetwater County, WY, Pollution Control
Revenue, Idaho Power Co. Project, Refunding	5.250%	7/15/26	$14,000,000	$14,279,160

TOTAL MUNICIPAL BONDS (Cost - $2,191,424,085)				2,252,515,016

COLLATERALIZED MORTGAGE OBLIGATIONS (J) -0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	8,000,000	7,799,744	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	4,500,000	4,387,356	(a)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,500,000)				12,187,100

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost-$989,420)			200	488,500	(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,204,913,505)				2,265,190,616

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
MUNICIPAL BONDS - 0.0%
New York - 0.0%
New York City, NY, GO:
Subordinated Series D-3, SPA-JP Morgan Chase & Co.	1.180%	8/1/38	300,000	300,000	(m)(n)
Subseries G-6, LOC-Mizuho Bank Ltd.	1.220%	4/1/42	200,000	200,000	(m)(n)

Total New York				500,000

Washington - 0.0%
Washington State HFC Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	1.650%	10/1/29	200,000	200,000	(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $700,000)				700,000

TOTAL INVESTMENTS - 99.8% (Cost - $2,205,613,505)				2,265,890,616
Other Assets in Excess of Liabilities - 0.2%				3,980,014

TOTAL NET ASSETS - 100.0%				$2,269,870,630

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The maturity principal is currently in default as of December 31, 2018.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	The coupon payment on these securities is currently in default as of December 31, 2018.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees(Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Abbreviations used in this schedule:

AGC	—	Assured Guaranty Corporation - Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation - Insured Bonds
BAM	—	Build America Mutual - Insured Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration - Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation - Insured Bonds
PCR	—	Pollution Control Revenue
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TFA	—	Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Financial Statements (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,252,515,016	—	$2,252,515,016
Collateralized Mortgage
Obligations	—	12,187,100	—	12,187,100
Statutory Trust Certificates	—	—	$488,500	488,500

Total Long-Term Investments	—	2,264,702,116	488,500	2,265,190,616

Short-Term Investments†	—	700,000	—	700,000

Total Investments	—	$2,265,402,116	$488,500	$2,265,890,616

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019